Inventory Financing Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory Financing Agreements
Inventory Financing Agreements
3.	Inventory Financing Agreements (revised)

The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. At June 30, 2011, the agreements allowed for a maximum credit line of $74.5 million collateralized by the inventory purchases under these floorplan arrangements financed by the financial intermediaries and a second lien on the related accounts receivable. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At June 30, 2011 and December 31, 2010, the Company owed the financial intermediaries $57.7 million and $9.6 million, respectively, under these inventory floorplan arrangements. Amounts owed under these floorplan arrangements are due to financial intermediaries not considered to be trade creditors, and, accordingly, such amounts are classified separately as accounts payable–inventory financing in the accompanying consolidated balance sheets.

From time to time, the Company may enter into an agreement with a financial intermediary relating to the purchase of inventory from a supplier who has factored its receivables to the financial intermediary. The Company's obligations under these agreements are not collateralized. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At June 30, 2011 and December 31, 2010, the Company owed a financial intermediary $48.0 million and $18.6 million, respectively, under such an agreement. As these obligations are due to a financial intermediary not considered to be a trade creditor, the Company has classified such amounts as accounts payable–inventory financing in the accompanying consolidated balance sheets.

Separately, in June 2011, the Company entered into a new senior secured asset-based revolving credit facility as described in Note 4, which incorporates a $300.0 million floorplan sub-facility (which was increased to a maximum of $400.0 million on August 2, 2011) to facilitate the purchase of inventory from a certain vendor. In connection with the floorplan sub-facility, the Company entered into an inventory financing agreement on an unsecured basis with a financial intermediary to facilitate the purchase of inventory from this vendor (the "Revolving Loan financing agreement"). At June 30, 2011, the Company owed $12.3 million under the Revolving Loan financing agreement, which is included in accounts payable–inventory financing in the accompanying consolidated balance sheet.

5.	Inventory Financing Agreements (revised)

The Company has entered into agreements with certain financial intermediaries to facilitate the purchase of inventory from various suppliers under certain terms and conditions. At December 31, 2010, the agreements allowed for a maximum credit line of $74.5 million collateralized by the inventory purchases under these floorplan arrangements financed by the financial intermediaries and a second lien on the related accounts receivable. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At December 31, 2010 and 2009, the Company owed the financial intermediaries $9.6 million and $25.0 million, respectively, under its inventory floorplan arrangements. Amounts owed under these floorplan arrangements are due to financial intermediaries not considered to be trade creditors, and, accordingly, such amounts are classified separately as accounts payable–inventory financing in the accompanying consolidated balance sheets.

From time to time, the Company may enter into an agreement with a financial intermediary relating to the purchase of inventory from a supplier who has factored its receivables to the financial intermediary. The Company's obligations under these agreements are not collateralized. The Company does not incur any interest expense associated with these agreements as balances are paid when they are due. At December 31, 2010, the Company owed a financial intermediary $18.6 million under such an agreement. As this obligation is due to a financial intermediary not considered to be a trade creditor, the Company has classified such amount as accounts payable–inventory financing in the accompanying consolidated balance sheet.